Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 120,417	€ 39,545	€ 59,612
Financial liabilities	20,177	9,594	10,575
Financial assets, at fair value	120,417	39,545	59,612
Financial liabilities, at fair value	20,177	9,594	10,575
Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,177	9,594	10,575
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,037	2	74
Financial liabilities, at fair value	10,037	2	74
Long-term debt | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,037	2	74
Short-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18	113	151
Financial liabilities, at fair value	18	113	151
Short-term debt | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18	113	151
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,923	7,491	8,372
Financial liabilities, at fair value	6,923	7,491	8,372
Trade payables | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,923	7,491	8,372
Other miscellaneous payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,198	1,988	1,978
Financial liabilities, at fair value	3,198	1,988	1,978
Other miscellaneous payables | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,198	1,988	1,978
Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	118,626	39,545	59,612
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,791
Long-term deposit accounts and security deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets			108
Financial assets, at fair value			108
Long-term deposit accounts and security deposits | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets			108
Long term deposit accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,698	792
Financial assets, at fair value	1,698	792
Long term deposit accounts | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,698	792
Long-term security deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8
Financial assets, at fair value	8	8
Long-term security deposits | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8
Short-term deposit accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,336
Financial assets, at fair value	7,336
Short-term deposit accounts | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,336
Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,000	2,000	1,932
Financial assets, at fair value	2,000	2,000	1,932
Accrued income | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,000	2,000	1,932
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	48	4	6
Financial assets, at fair value	48	4	6
Trade receivables | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	48	4	6
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,849	900	874
Financial assets, at fair value	1,849	900	874
Other receivables | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,849		874
Foreign currency forwards
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,791
Financial assets, at fair value	1,791
Foreign currency forwards | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,791
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	105,687	35,840	56,692
Financial assets, at fair value	105,687	35,840	56,692
Cash and cash equivalents | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 105,687	€ 35,840	€ 56,692